Other non-current assets - Schedule of Other Non-Current Assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Retirement benefit surplus (Note 16)	€ 206	€ 176
Investments	56	54
Other	225	167
Total other non-current assets	€ 487	€ 397